Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Sales	$ 1	$ 7	$ 7
Cost of sales	1	13	6
Selling, transport and marketing expenses	6	15	13
Financing income, net	(1)	0	(2)
General and administrative expenses	1	1	1
Management fees to the parent company	$ 0	$ 1	$ 1